ACCOUNTS RECEIVABLE, NET - Movement of the allowance for doubtful accounts (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of movement of the allowance for doubtful accounts
Balance at the beginning of the year	¥ 3,307,381	¥ 3,288,535	¥ 228,146
Additions	1,272,454	505,912	3,060,389
Write-off	(30,469)	(487,066)
Balance at the end of the year	¥ 4,549,366	¥ 3,307,381	¥ 3,288,535